RELATED PARTY TRANSACTIONS (Details)											1 Months Ended	2 Months Ended		3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jul. 23, 2021 shares	May 28, 2021 USD ($)	Feb. 22, 2021 USD ($) $ / shares	Aug. 03, 2020 USD ($) shares	Jul. 30, 2020 USD ($) $ / shares shares	Jul. 27, 2020 $ / shares shares	Jul. 14, 2020 $ / shares shares	May 22, 2020 USD ($) shares	May 13, 2020 USD ($)	Apr. 02, 2019 USD ($)	Mar. 31, 2021 USD ($) shares	Feb. 28, 2021 USD ($)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020
Issuance of Class B common stock (in shares) | shares	1,193,226,511
Common Stock, Shares, Issued | shares														13,917,981		13,917,981		10,889,451	10,889,451	8,051,722
Common stock, shares, outstanding | shares														13,917,981		13,917,981		10,889,451	10,889,451	8,051,722
Debt conversion, original debt, amount										$ 271,984,000
Interest expense on conversion option asset														$ 30,000	$ 1,000	$ 35,000	$ 10,000		$ 64,000	$ 8,547,000
Churchill Capital Corp IV
Issuance of Class B common stock													$ 25,000					$ 25,000
Fees incurred for services																		250,000
Initial public offering cost									$ 600,000
Repayment of promissory note - related party				$ 550,000									152,900					550,000
Debt conversion, original debt, amount																$ 1,500,000		1,500,000
Conversion price | $ / shares														$ 1.00		$ 1.00					$ 1.00
Maximum borrowing capacity of related party promissory note			$ 1,500,000
Amounts borrowed													$ 300,000			$ 1,500,000		550,000
Interest expense on conversion option asset														$ 900,000		1,200,000
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Beginning Balance												$ 142,200,500		17,174,038		142,200,500
Initial measurement on February 22, 2021												$ 57,691,636
Change in fair value											$ (40,517,598)			13,220,756
Ending Balance											$ 17,174,038			$ 30,394,794		30,394,794		$ 142,200,500	$ 142,200,500
Interest expense - excess fair value of conversion liability																$ 56,191,636
Churchill Capital Corp IV | Probability of completing a Business Combination
Input					80.0						90			95		95						80	80
Churchill Capital Corp IV | Initial Public Offering
Issuance of Class B common stock (in shares) | shares				207,000,000														207,000,000
Initial public offering cost									$ 600,000
Repayment of promissory note - related party																$ 550,000
Churchill Capital Corp IV | Over-Allotment Option
Issuance of Class B common stock (in shares) | shares				27,000,000														27,000,000
Churchill Capital Corp IV | Sponsor
Weighted average number of shares, common stock subject to repurchase or cancellation | shares																6,750,000		6,750,000
Equity method investment, ownership percentage														20.00%		20.00%							20.00%
Churchill Capital Corp IV | Sponsor | Over-Allotment Option
Weighted average number of shares, common stock subject to repurchase or cancellation | shares																6,750,000		6,750,000
Churchill Capital Corp IV | Administrative Support Agreement
Management fee expense					$ 50,000
Fees incurred for services		$ 50,000												$ 150,000		$ 300,000
Churchill Capital Corp IV | Class A Common Stock
Common Stock, Shares, Issued | shares														0		0		21,656,223	21,656,223
Common stock, shares, outstanding | shares														0		0		21,656,223	21,656,223
Share price | $ / shares														$ 12.00		$ 12.00					$ 12.00
Churchill Capital Corp IV | Class A Common Stock | Initial Public Offering
Issuance of Class B common stock (in shares) | shares																		207,000,000
Churchill Capital Corp IV | Class A Common Stock | Sponsor
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination																20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination																30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences																150 days
Churchill Capital Corp IV | Class B Common Stock
Issuance of Class B common stock (in shares) | shares								21,562,500					51,750,000
Issuance of Class B common stock								$ 25,000					$ 5,175
Common stock dividends per share | $ / shares					$ 0.20	$ 0.50	$ 0.33
Effected common stock dividend share | shares					1	1	1
Common Stock, Shares, Issued | shares					51,750,000						51,750,000			51,750,000		51,750,000		51,750,000	51,750,000
Common stock, shares, outstanding | shares					51,750,000						51,750,000			51,750,000		51,750,000		51,750,000	51,750,000
Churchill Capital Corp IV | Class B Common Stock | Sponsor
Restrictions on transfer period of time after business combination completion																1 year
Convertible promissory note with Sponsor | Churchill Capital Corp IV
Maximum borrowing capacity of related party promissory note			1,500,000
Maximum loans convertible into warrants			$ 1,500,000
Price of warrants (in dollars per share) | $ / shares			$ 1.00
Amounts borrowed			$ 1,500,000
Interest expense on conversion option asset														$ 900,000		$ 1,200,000
Remaining balance of the debt discount																300,000
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Interest expense - excess fair value of conversion liability																$ 56,191,636